INCOME TAX AND SOCIAL CONTRIBUTION - Deferred tax liabilities derived from tax losses and a negative balance on social contribution (Details) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Temporary difference unused tax losses and unused tax credits
Deferred Tax Assets on Unrecognized Temporary Differences	R$ 12,050,743
Provision for Disputes
Temporary difference unused tax losses and unused tax credits
Deferred Tax Assets on Unrecognized Temporary Differences	9,588,690
Actuarial provision
Temporary difference unused tax losses and unused tax credits
Deferred Tax Assets on Unrecognized Temporary Differences	244,336
ECL
Temporary difference unused tax losses and unused tax credits
Deferred Tax Assets on Unrecognized Temporary Differences	1,605,189
Exchange rate variation loss
Temporary difference unused tax losses and unused tax credits
Deferred Tax Assets on Unrecognized Temporary Differences	176,078
Others
Temporary difference unused tax losses and unused tax credits
Deferred Tax Assets on Unrecognized Temporary Differences	R$ 436,450